DERIVATIVE LIABILITY (Details) - Schedule of assumptions were used in the Black-Scholes valuation model - Share-Based Payment Arrangement [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Conversion price	$ 0.05	$ 0.015
Risk free interest rate	0.05%	0.09%
Expected life of derivative liability	1 year 7 months 6 days	1 month
Expected volatility of underlying stock	$ 161.19	$ 171.7
Maximum [Member]
Conversion price	$ 0.24	$ 2
Risk free interest rate	1.12%	1.53%
Expected life of derivative liability	49 years 7 months 6 days	12 months
Expected volatility of underlying stock	$ 215.33	$ 222.6